INCOME TAX	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INCOME TAX
NOTE 13 - INCOME TAX

NOTE 13 – INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, Platinum is not subject to tax on income or capital gains. In addition, payments of dividends by Platinum to its shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Platinum HK was incorporated under the Hong Kong tax law where the statutory income tax rate is 16.5%. Platinum HK has had no taxable income or loss from May 4, 2020 (inception) to March 31, 2022.

People’s Republic of China

Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”), Yubo Jingzhi Biotechnology (Chengdu) Co. LTD. (“Yubo Jingzhi”), Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global”) and Yubo International Biotech (Beijing) Limited were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Yubo Chengdu has had no taxable income or loss from September 4, 2020 (inception) to March 31, 2022.

Yubo Beijing has had net losses of $231,193 for the year ended December 31, 2019, $597,713 for the year ended December 31, 2020, $649,871 for the year ended December 31, 2021, and $422,530 for the three months ended March 31, 2022. Yubo Global had a net loss of $488,790 for the year ended December 31, 2021 and a net loss of $145,399 for the three months ended March 31, 2022. Yubo Jingzhi had a net loss of $1,207 for the year ended December 31, 2021 and a net loss of $518 for the three months ended March 31, 2022. These losses can be carried forward for five years to reduce future years’ taxable income through year 2024 to year 2027. Based on management’s present assessment, the Company has not yet determined it to be more likely than not that future utilization of the net operating loss carryforwards will be realized. Accordingly, the Company has recorded a 100% valuation allowance against the deferred tax asset at March 31 2022 and December 31, 2021

The components of deferred tax assets were as follows:

	March 31, 2022	December 31, 2021

Net operating losses carry forward	$634,306	$492,164
Valuation allowance	(634,306)	(492,194)
Deferred tax assets, net	$-	$-

The reconciliation of the provisions for (benefits from) income tax by applying the PRC tax rate to income (loss) before provisions for income tax and the actual provisions for income tax is as follows:

	For the three months ended March 31, 2022	For the three months ended March 31, 2021

Income tax (benefits) at 25%	$(144,737)	$(109,669)
Net loss of Platinum	2,619	37,504
Increase in valuation allowance	142,112	72,165
Other	6	-
Provision for income taxes	$-	$-

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change and may lead to tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no liability for uncertainty in income taxes was necessary as of March 31, 2022 and December 31, 2021.

NOTE 13 – INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, Platinum is not subject to tax on income or capital gains. In addition, payments of dividends by Platinum to its shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Platinum HK was incorporated under the Hong Kong tax law where the statutory income tax rate is 16.5%. Platinum HK has had no taxable income or loss from May 4, 2020 (inception) to December 31, 2021.

People’s Republic of China

Yubo International Biotech (Chengdu) Limited (“Yubo Chengdu”), Yubo Jingzhi Biotechnology (Chengdu) Co. LTD. (“Yubo Jingzhi”), Yubo Global Biotechnology (Chengdu) Co. Ltd (“Yubo Global”) and Yubo International Biotech (Beijing) Limited were incorporated in the PRC and are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People’s Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Yubo Chengdu has had no taxable income or loss from September 4, 2020 (inception) to December 31, 2021.

Yubo Beijing has had net losses of $231,193 for the year ended December 31, 2019, $597,713 for the year ended December 31, 2020, and $649,871 for the year ended December 31, 2021. Yubo Global had a net loss of $488,790 for the year ended December 31, 2021. Yubo Jingzhi had a net loss of $1,207 for the year ended December 31, 2021. These losses can be carried forward for five years to reduce future years’ taxable income through year 2024 to year 2026. Based on management’s present assessment, the Company has not yet determined it to be more likely than not that future utilization of the net operating loss carryforwards will be realized. Accordingly, the Company has recorded a 100% valuation allowance against the deferred tax asset at December 31, 2021 and December 31, 2020.

The components of deferred tax assets were as follows:

	December 31, 2021	December 31, 2020

Net operating losses carry forward	$492,194	$207,227
Valuation allowance	(492,194)	(207,227)
Deferred tax assets, net	$-	$-

The reconciliation of the provisions for (benefits from) income tax by applying the PRC tax rate to income (loss) before provisions for income tax and the actual provisions for income tax is as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020

Income tax (benefits) at 25%	$(385,610)	$(177,950)
Net loss of Platinum	100,856	28,522
Increase in valuation allowance	284,967	149,428
Other	(213)	-
Provision for income taxes	$-	$-

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change and may lead to tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a “more-likely-than-not” approach. The management evaluated the Company’s tax positions and concluded that no liability for uncertainty in income taxes was necessary as of December 31, 2021 and December 31, 2020.